Marketable Securities (Details) - Schedule of amortized cost and estimated fair value of marketable securities - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketable Securities (Details) - Schedule of amortized cost and estimated fair value of marketable securities [Line Items]
Due within one year		$ 21,629	$ 44,105
Due between one to five years		3,022	2,210
Total		24,651	$ 46,315
Amortized Cost [Member]
Marketable Securities (Details) - Schedule of amortized cost and estimated fair value of marketable securities [Line Items]
Due within one year	$ 45,898	21,603
Due between one to five years	750	3,031
Total	46,648	24,634
Estimated Fair value [Member]
Marketable Securities (Details) - Schedule of amortized cost and estimated fair value of marketable securities [Line Items]
Due within one year	45,893	21,629
Due between one to five years	744	3,022
Total	$ 46,637	$ 24,651